Fair Value Measurements (Summary of Sensitivity Analysis of Level 3 Financial Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	$ 219	$ 200
Increase in fair value	73	86
Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	0	0
Increase in fair value, liabilities	0	0
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	29	27
Increase in fair value, liabilities	17	17
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	2	5
Increase in fair value, liabilities	4	5
Securities [Member] | Trading Loans Securities And Other [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	3	10
Increase in fair value	1	2
Securities [Member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	155	133
Increase in fair value	39	49
Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	28	25
Increase in fair value, liabilities	17	16
Equity Contracts [Member] | Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	1	2
Increase in fair value, liabilities	0	1
Financial assets at fair value through other comprehensive income [member] | Securities [Member] | Equity securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	30	25
Increase in fair value	$ 12	$ 13